599 Fund LLC

Schedule of Investments

December 31, 2025 (Unaudited)

SENIOR SECURED LOANS(a) — 27.3%	Principal Amount	Value

65 Franklin - B-Note, 10.67%, 9/9/2028 (TSFR1M + 698bps)(b)(c)	$ 3,000,000	$ 3,000,000
72nd Street Assemblage - Mezzanine Loan, 11.37%, 12/1/2027 (TSFR1M + 768bps)(b)(c)	3,000,000	3,000,000
97 West Realty LLC - Mezzanine Loan, 9.70%, 11/14/2028 (TSFR1M + 290bps)(b)(c)	4,150,000	4,150,000
Envision Management Holding, Inc. - Term Loan, 1.00%, 12/31/2030(b)(c)(d)	121,078	(2,083)
Envision Management Holding, Inc. - Term Loan, 9.47%, 12/31/2030 (TSFR1M + 575bps)(b)(c)	2,885,710	2,841,567
IEQ Capital, LLC - Term Loan, 8.37%, 12/22/2028 (TSFR6M + 450bps)(b)(c)	2,997,803	2,997,803
Maverick Power, LLC - Term Loan, 8.89%, 5/4/2031 (TSFR3M + 500bps)(b)(c)	3,000,000	2,947,500
National Resilience, LLC - Term Loan, 0.50%, 11/21/2030(b)(c)(d)	1,816,105	—
National Resilience, LLC - Term Loan, 12.12%, 11/21/2030 (TSFR3M + 825bps)(b)(c)	1,906,910	1,830,634
OSR OPCO, LLC - Term Loan, 0.50%, 3/15/2029(b)(c)(d)	750,000	(938)
OSR OPCO, LLC - Term Loan, 9.67%, 3/15/2029 (TSFR1M + 575bps)(b)(c)	2,244,375	2,227,542

TOTAL SENIOR SECURED LOANS (COST $22,996,237)		22,992,025

PRIVATE INVESTMENT FUNDS(a) — 15.3%	Shares	Value

ACRE Credit Fund II HS Holdco LLC(c)(e)(f)	N/A	6,000,000
Lyric-Pineapple Feeder, LP(e)(f)(g)(h)	N/A	3,818,491
Pimlico Partners, L.P.(e)(f)(g)(h)	N/A	3,013,614

TOTAL PRIVATE INVESTMENT FUNDS (COST $12,084,124)		12,832,105

MONEY MARKET FUNDS - 47.2%	Shares	Value

Dreyfus Government Cash Management, Class I, 3.67%(i)	39,727,933	39,727,933

TOTAL MONEY MARKET FUNDS (COST $39,727,933)		39,727,933

Total Investments — 89.8% (Cost $74,808,294)		75,552,063

Other Assets in Excess of Liabilities — 10.2%		8,606,938

NET ASSETS — 100.0%		$ 84,159,001

599 Fund LLC

Schedule of Investments (continued)

December 31, 2025 (Unaudited)

(a)

Securities exempt from registration under the Securities Act of 1933 (the “Securities Act”), and may be deemed to be “restricted securities” under the Securities Act. The acquisition dates and cost of these restricted securities are as follows:

	Acquisition Date	Acquisition Cost
65 Franklin - B-Note, 10.67%, 9/9/2028 (TSFR1M + 698bps)	12/18/2025	$ 3,000,000
72nd Street Assemblage - Mezzanine Loan, 11.37%, 12/1/2027 (TSFR1M + 768bps)	12/18/2025	3,000,000
97 West Realty LLC - Mezzanine Loan, 9.70%, 11/14/2028 (TSFR1M + 290bps)	12/10/2025	4,150,000
Envision Management Holding, Inc. - Term Loan, 1.00%, 12/31/2030	12/30/2025	-
Envision Management Holding, Inc. - Term Loan, 9.47%, 12/31/2030 (TSFR1M + 575bps)	12/30/2025	2,841,603
IEQ Capital, LLC - Term Loan, 8.37%, 12/22/2028 (TSFR6M + 450bps)	12/16/2025	2,997,802
Maverick Power, LLC - Term Loan, 8.89%, 5/4/2031 (TSFR3M + 500bps)	12/19/2025	2,947,767
National Resilience, LLC - Term Loan, 0.50%, 11/21/2030	12/8/2025	-
National Resilience, LLC - Term Loan, 12.12%, 11/21/2030 (TSFR3M + 825bps)	12/8/2025	1,831,353
OSR OPCO, LLC - Term Loan, 0.50%, 3/15/2029	12/18/2025	-
OSR OPCO, LLC - Term Loan, 9.67%, 3/15/2029 (TSFR1M + 575bps)	12/18/2025	2,227,712
ACRE Credit Fund II HS Holdco LLC	12/16/2025	6,000,000
Lyric-Pineapple Feeder, LP	12/29/2025	3,084,124
Pimlico Partners, L.P.	12/16/2025	3,000,000

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. At December 31, 2025, the Fund held unfunded or partially unfunded loan commitments of $2,635,889, which include a $3,021 unrealized loss.

(e)	Private investment fund does not issue shares.
(f)	Non-income producing security.
(g)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as December 31, 2025, amounted to $6,832,105, which represents approximately 8.1% of the net assets of the Fund.
(h)	Affiliated security.
(i)	Rate disclosed is the seven day effective yield as of December 31, 2025.

bps	- Basis points
REIT	- Real Estate Investment Trust
TSFR1M	- 1 Month Term SOFR
TSFR3M	- 3 Month Term SOFR
TSFR6M	- 6 Month Term SOFR

Affiliated Holdings

				Net	Net Change in
				Realized	Unrealized
	Fair Value	Purchases	Proceeds	Gains	Appreciation/	Fair Value	Dividend
	12/1/2025	at Cost	from Sales	(Losses)	Depreciation	12/31/2025	Income
Lyric-Pineapple Feeder, LP	$ -	$ 3,084,124	$ -	$ -	$ 734,367	$ 3,818,491	$ -
Pimlico Partners, L.P.	-	3,000,000	-	-	13,614	3,013,614	-